Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	$ 5,039
At 1 January	(6,888)
At 31 December	4,716	$ 5,039
Unrealised changes in fair value	6	13	$ 27
At 31 December	(6,190)	(6,888)
Other financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	88	128
Additions	3	5
Valuation gains/losses recognised in other comprehensive income	15	(47)
Transfers into Level 3		8
Repayment and disposals		(5)
Exchange and other adjustments		(1)
At 31 December	106	88	128
Contingent purchase consideration [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	(79)	(91)
Unrealised changes in fair value	6	13
Exchange and other adjustments		(1)
At 31 December	(73)	(79)	$ (91)
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	4
At 31 December		4
Unrealised changes in fair value	$ (4)	$ 4